SEGMENT INFORMATION (Schedule of Segment Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 23,235	$ 21,166	$ 45,380	$ 42,774	$ 84,832
Services	14,841	13,475	29,564	27,258	54,430
Operating profit (loss)	1,767	1,223	3,312	2,652	5,088
Assets	99,650	93,513	99,650	93,513	96,285
Cellocator [Member] | Segments [Member]
Revenues	6,013	5,199	11,895	10,752	22,660
Operating profit (loss)	697	(1,093)	1,551	(386)	1,731
Assets	17,898	16,585	17,898	16,585	12,522
Depreciation and amortization expenses					561
Expenditures for assets					156
Cellocator [Member] | Intersegments [Member]
Revenues	(2,511)	(1,257)	(5,023)	(2,936)	(6,368)
Cellocator [Member] | External Customers [Member]
Revenues	3,502	3,942	6,872	7,816	16,292
Pointer [Member] | Segments [Member]
Revenues	19,733	17,225	38,508	34,959	68,540
Services	15	14	29	27	54
Operating profit (loss)	883	2,185	1,587	2,842	3,015
Assets	82,816	78,321	82,816	78,321	85,003
Depreciation and amortization expenses					4,985
Expenditures for assets					3,877
Pointer [Member] | Intersegments [Member]
Revenues
Pointer [Member] | External Customers [Member]
Revenues	19,733	17,225	38,508	34,959	68,540
Total Segments [Member] | Segments [Member]
Revenues	25,746	22,424	50,403	45,711	91,200
Operating profit (loss)	1,580	1,092	3,138	2,456	4,746
Assets	100,714	94,906	100,714	94,906	97,525
Depreciation and amortization expenses					5,546
Expenditures for assets					4,033
Total Segments [Member] | Intersegments [Member]
Revenues	(2,511)	(1,257)	(5,023)	(2,936)	(6,368)
Total Segments [Member] | External Customers [Member]
Revenues	$ 23,235	$ 21,167	$ 45,380	$ 42,775	$ 84,832